Current and long-term debt - CSSC Shipping Lease Financing (Details) $ in Thousands		1 Months Ended		3 Months Ended
	Sep. 01, 2017 USD ($) vessel	Aug. 31, 2020 USD ($) vessel	Sep. 30, 2017	Dec. 31, 2020 USD ($)	Sep. 30, 2019 USD ($) vessel	Nov. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,415,326			$ 2,552,473
CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel	$ 200
Minimum ratio for fair value of vessels	125.00%
Sale leaseback, option to purchase period			4 years
Borrowings				136,900			233,700
CSSC Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	4.60%
CSSC Scrubber Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				4,400			$ 11,000
CSSC Scrubber Lease Financing and CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				81,700
Prepayments				$ 1,600		$ 1,600
Vessels [member] | LR2 [Member] | NPTI September Closing [Member] | STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator, STI Gratitude [Member] | CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	8
Borrowings, bareboat charter term	10 years
Ships to be installed with scrubbers [Member] | CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		1					7
Ships to be installed with scrubbers [Member] | LR2 [Member] | CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel					8
Adjustment to interest rate basis		3.80%
Borrowings, Periodic Payment, Amount		$ 300
Borrowings		$ 1,600					$ 11,000
Increase (Decrease) In Maximum Borrowing Capacity					$ 12,500
Sale leaseback transaction, term		2 years